--------------------------------------------------------------------------------

                           PLAN INVESTMENT FUND, INC.


                               Semi-Annual Report
                                  June 30, 2001



















                                           ADMINISTRATOR:
                                           --------------
                                           [BCS LOGO]
                                           BCS FINANCIAL SERVICES CORPORATION
                                           676 N. St. Clair, Chicago, IL 60611
                                           (312) 951-9841

--------------------------------------------------------------------------------


                           PLAN INVESTMENT FUND, INC.

PRESIDENT'S LETTER
--------------------------------------------------------------------------------



                                             August 8, 2001
Fellow Investors:

On behalf of the Board of Trustees, BCS Financial Corporation is pleased to present the 2001 Semi-Annual Report for Plan Investment Fund, Inc. In the beginning of the year, we witnessed a major reversal in monetary policy as the Federal Reserve became firmly focused on fighting a prolonged economic slowdown. Indeed, as George W. Bush took the oath of office on January 20th, Alan Greenspan's FOMC had already initiated the first interest rate cut in over two years. The initial 50 basis point cut on January 3rd was followed by another 225 basis points of rate cuts over the next six months. Thus far, the Fed's aggressive efforts to bolster the economy have met opposition from volatile equity markets, broad corporate downsizing, and inflated energy prices. Pundits are currently debating whether the Fed's vigilance will produce an economic recovery in the second half of the year.

Not surprisingly, the yields in our two Portfolios have declined substantially as a result of the Fed's rate cuts. However, we are encouraged that despite the large drop in yields, total balances in Plan Investment Fund are $100 million higher than the same period last year. Through the first six months, the Money Market Portfolio averaged $540 million and the Government/REPO Portfolio averaged $192 million. Some investors reacted to the rate cuts by shifting money into the Money Market Portfolio, in anticipation that its longer duration would provide protection against falling rates. Evidence of this strategy's effectiveness is the 10 basis point average yield differential between the two Portfolios during the first six months.

While we remain optimistic about the higher balances in Plan Investment Fund, we recognize the need to continually respond to the needs of the investors throughout the Blue Cross and Blue Shield System. In February we closed the Short-Term Portfolio due to declining asset balances over the past few years. With a fluctuating Net Asset Value, the Short-Term Portfolio was not a practical investment for many Plan Investment Fund investors. We are exploring ideas for a new Plan Investment Fund Portfolio that would provide additional investment options to the investors.

                                         Sincerely,

                                         /s/ EDWARD J. BARAN

                                         Edward J. Baran
                                         President and Chief Executive Officer

--------------------------------------------------------------------------------
                COMPARATIVE PERFORMANCE: ANNUALIZED TOTAL RETURN
--------------------------------------------------------------------------------

Periods Ended                                           Three                Six                One                  From
June 30, 2001                                           Months              Months              Year              Inception*
-------------                                           ------              ------              ----              ----------
GOVERNMENT/REPO PORTFOLIO                               4.40%               5.02%               5.85%                5.81%
iMoneyNet Money Market Avg.                             4.26%               4.86%               5.59%                5.53%
Repurchase Agreements                                   4.35%               4.97%               5.80%                5.79%

MONEY MARKET PORTFOLIO                                  4.55%               5.12%               5.86%                5.87%
iMoneyNet Money Market Avg.                             4.26%               4.86%               5.59%                5.65%
Repurchase Agreements                                   4.35%               4.97%               5.80%                5.81%


* Inception dates:
6/01/95 - Government/REPO Portfolio
3/11/87 - Money Market Portfolio

--------------------------------------------------------------------------------
                            PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

                                                                                              Closing              Closing
                                                       Average             Closing            Average              Average
Portfolio/Month                                         Yield               Price             Maturity             Quality
---------------                                        -------             -------            --------             --------
GOVERNMENT/REPO PORTFOLIO
   April                                                4.77%               $1.00               1 Day                 A1+
   May                                                  4.13%               $1.00               1 Day                 A1+
   June                                                 3.92%               $1.00               2 Days                A1+

MONEY MARKET PORTFOLIO
   April                                                4.86%               $1.00              46 Days                A1+
   May                                                  4.30%               $1.00              61 Days                A1+
   June                                                 4.05%               $1.00              58 Days                A1+

                           GOVERNMENT/REPO PORTFOLIO


                            STATEMENT OF NET ASSETS
                                  (Unaudited)
                                 June 30, 2001

                                                          PERCENTAGE
                                                              OF                 PAR
                                                          NET ASSETS            (000)               VALUE
                                                       -----------------     -------------     -----------------
----------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                               65.8%
----------------------------------------------------------------------------------------------------------------

Federal National Mortgage Association
   Discount Notes
   3.9399% (07/02/01)                                                            $ 30,000          $ 29,996,717
                                                                                               -----------------
   (Cost $29,996,717)

----------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                       34.5%
----------------------------------------------------------------------------------------------------------------

Merrill Lynch Government Securities, Inc.
   4.10% (07/02/01)
   To be repurchased at $10,003,416.67
   (Collateralized by $10,464,619
   Federal National Mortgage Association
   Bonds, 6.0% to 8.5%; due 02/01/28 to 06/01/31;
   Market Value is $10,300,352)                                                    10,000            10,000,000

Morgan Stanley Dean Witter & Co.
   4.025% (07/02/01)
   To be repurchased at $5,701,911.88
   (Collateralized by $5,150,00
   U.S. Treasury Notes and
   Inflation Indexed Securities,
   3.375% to 5.50%; due 05/31/03 to 01/15/07;
   Market Value is $5,827,449)                                                      5,700             5,700,000

   TOTAL REPURCHASE AGREEMENTS                                                                       15,700,000
                                                                                               -----------------
   (Cost $15,700,000)


TOTAL INVESTMENTS IN SECURITIES                             100.3%                                   45,696,717
                                                                                               -----------------
   (Cost $45,696,717*)

LIABILITIES IN EXCESS OF OTHER ASSETS                       (0.3%)                                     (128,458)
                                                       -----------------                       -----------------

NET ASSETS
   (Applicable to 45,568,259 PCs outstanding)               100.6%                                 $ 45,568,259
                                                                                               =================

NET ASSET VALUE
Offering and redemption price per PC
($45,568,259/45,568,259 PCs)                                                                             $ 1.00
                                                                                               =================

* Aggregate cost for Federal tax purposes.

                See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO


                             STATEMENT OF NET ASSETS
                                   (Unaudited)
                                  June 30, 2001

                                                             PERCENTAGE
                                                               OF                 PAR
                                                           NET ASSETS            (000)                VALUE
                                                        -----------------     -------------     -------------------
-------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                                51.3%
-------------------------------------------------------------------------------------------------------------------

Federal Farm Credit Bank                                      0.5%
   Discount Note
   3.82% (12/07/01)                                                                $ 2,840             $ 2,792,084
                                                                                                -------------------

Federal Home Loan Bank                                        9.8%
   Discount Notes
   4.5699% (07/05/01)                                                               20,000              19,989,844
   4.12% (07/27/01)                                                                 25,000              24,925,611
   3.8499% (11/21/01)                                                               15,000              14,770,604
                                                                                                -------------------
                                                                                                        59,686,059
                                                                                                -------------------

Federal Home Loan Mortgage Corporation                        4.0%
   Discount Notes
   3.85% (12/21/01)                                                                 25,000              24,537,465
                                                                                                -------------------

Federal National Mortgage Association                        37.0%
   Discount Notes
   3.9399% (07/02/01)                                                               20,000              19,997,811
   4.12% (07/23/01)                                                                 25,000              24,937,057
   3.85% (08/09/01)                                                                 25,000              24,895,729
   3.8599% (08/09/01)                                                               25,000              24,895,459
   4.6949% (09/06/01)                                                               15,000              14,868,931
   3.7999% (09/20/01)                                                               25,000              24,786,250
   3.84% (10/11/01)                                                                  7,749               7,664,691
   3.7499% (11/08/01)                                                               11,286              11,133,169
   3.71% (11/15/01)                                                                 25,000              24,647,035
   3.71% (11/29/01)                                                                 25,000              24,610,965
   4.5999% (12/27/01)                                                               23,394              22,858,927
                                                                                                -------------------
                                                                                                       225,296,024
                                                                                                -------------------

TOTAL GOVERNMENT AGENCY OBLIGATIONS                                                                    312,311,632
                                                                                                -------------------
(Cost $312,311,632)

                             MONEY MARKET PORTFOLIO


                                                           PERCENTAGE
                                                               OF                  PAR
                                                           NET ASSETS             (000)                VALUE
                                                        -----------------     -------------     -------------------
-------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT                                       4.1%
-------------------------------------------------------------------------------------------------------------------

   Domestic Certificates of Deposit
   Wilmington Trust Company
   6.65% (10/23/01)                                                               $ 24,800            $ 24,943,439
                                                                                                -------------------
   (Cost $24,943,439)

-------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER                                              5.2%
-------------------------------------------------------------------------------------------------------------------

ASSET BACKED SECURITIES                                       3.3%
   Edison Asset Securitization LLC
    4.16% (07/02/01)                                                                20,000              19,997,689
                                                                                                -------------------

MISCELLANEOUS BUSINESS CREDIT                                 0.8%
INSTITUTIONS
   National Rural Utilities Cooperative
   Financial Corporation
    6.21% (07/06/01)                                                                 5,000               4,995,688
                                                                                                -------------------

SERVICES - EQUIPMENT RENT & LEASE                             1.1%
   HD Real Estate Funding Corporation
    3.8499% (11/05/01)                                                               7,000               6,904,926
                                                                                                -------------------

   TOTAL COMMERCIAL PAPER                                                                               31,898,303
                                                                                                -------------------
   (Cost $31,898,303)

-------------------------------------------------------------------------------------------------------------------
VARIABLE RATE OBLIGATIONS                                    10.3%
-------------------------------------------------------------------------------------------------------------------

BANKS                                                         5.7%
   Bank of America Corporation
    4.56% (07/26/01)                                                                 5,000               5,005,695
   Bank One Corporation
    3.8668% (09/19/01)                                                               6,686               6,692,209
    4.0975% (09/18/01)                                                              10,000              10,004,974
   Suntrust Banks Incorporated
    4.49% (07/23/01)                                                                 4,000               4,005,224
   Wachovia Corporation
    4.9287% (07/09/01)                                                               9,000               9,007,850
                                                                                                -------------------
                                                                                                        34,715,952
                                                                                                -------------------

                             MONEY MARKET PORTFOLIO

                                                           PERCENTAGE
                                                               OF                  PAR
                                                           NET ASSETS             (000)                VALUE
                                                        -----------------     -------------     -------------------
-------------------------------------------------------------------------------------------------------------------
VARIABLE RATE OBLIGATIONS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------

PERSONAL CREDIT INSTITUTIONS                                  3.3%
   Associates Corporation of North America
    4.155% (08/22/01)                                                             $ 20,000            $ 20,023,772
                                                                                                -------------------

SECURITY BROKERS & DEALERS                                    1.3%
   Merrill Lynch & Co., Inc.
    3.9387% (09/25/01)                                                               8,300               8,313,251
                                                                                                -------------------

   TOTAL VARIABLE RATE OBLIGATIONS                                                                      63,052,975
                                                                                                -------------------
   (Cost $63,052,975)


-------------------------------------------------------------------------------------------------------------------
MEDIUM TERM NOTES                                             4.1%
-------------------------------------------------------------------------------------------------------------------

   Bank of America
      6.61% (8/06/01)                                                               10,000              10,000,000
   Goldman Sachs Group, Inc.
     5.67% (08/03/01)                                                               15,000              15,000,000

   TOTAL MEDIUM TERM NOTES                                                                              25,000,000
                                                                                                -------------------
   (Cost $25,000,000)


-------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                        24.9%
-------------------------------------------------------------------------------------------------------------------

Lehman Brothers Inc.
   4.10% (07/02/01)
   To be repurchased at $57,019,475.00
   (Collateralized by $56,536,691
   Government National Mortgage
   Association Bonds, 7.0% to 9.5%;
   due 10/20/16 to 09/15/28;
   Market Value is $58,710,781)                                                   $ 57,000            $ 57,000,000

                             MONEY MARKET PORTFOLIO

                                                           PERCENTAGE
                                                               OF                  PAR
                                                           NET ASSETS             (000)                VALUE
                                                        -----------------     -------------     -------------------
-------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------

Morgan Stanley Dean Witter & Co.
   4.025% (07/02/01)
   To be repurchased at $45,115,127.29
   (Collateralized by $44,555,000
   U.S. Treasury Notes, 6.625%; due 06/30/01;
   Market Value is $46,015,602)                                                     45,100              45,100,000

UBS Warburg LLC
   4.06% (07/02/01)
   To be repurchased at $50,016,916.67
   (Collateralized by $51,610,000
   Federal Home Loan Bank Discount Note;
   due 07/20/01;
   Market Value is $51,501,619)                                                     50,000              50,000,000
                                                                                                -------------------

  TOTAL REPURCHASE AGREEMENTS                                                                          152,100,000
                                                                                                -------------------
  (Cost $152,100,000)

TOTAL INVESTMENTS IN SECURITIES                                    99.9%                             $ 609,306,349
                                                                                                -------------------
        (Cost $609,306,349*)

ASSETS IN EXCESS OF OTHER LIABILITIES                               0.1%                                   850,989
                                                        -----------------                       -------------------

NET ASSETS
   (Applicable to 610,157,823 PCs outstanding)                    100.0%                             $ 610,157,338
                                                        =================                       ===================

NET ASSET VALUE,
Offering and redemption price per PC
($610,157,338/610,157,823 PCs)                                                                               $1.00
                                                                                                ===================

* Aggregate cost for Federal tax purposes.

                See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS
                                   (Unaudited)

                         SIX-MONTHS ENDED JUNE 30, 2001


                                          GOVERNMENT/REPO        MONEY MARKET
                                             PORTFOLIO             PORTFOLIO
                                          ---------------        ------------

INTEREST INCOME                             $  4,965,976         $ 13,757,299
                                            ------------         ------------

EXPENSES
  Investment advisory fee                        187,265              454,298
  Administration fee                              47,722              134,001
  Custodian                                       15,142               27,905
  Legal                                            7,071               13,266
  Audit                                            6,985                9,685
  Professional services                            5,271                5,185
  Insurance                                        4,968               12,631
  Transfer agent                                   4,928                8,142
  Trustee expenses                                 2,057                4,028
  Printing                                         4,156                2,700
  Service agent                                      -                    -
  Miscellaneous                                      312                  576
                                            ------------         ------------
     Total expenses                              285,877              672,417
  Less fees waived                              (190,433)             (12,646)
                                            ------------         ------------
          Net Expenses                            95,444            1,332,188
                                            ------------         ------------

NET INVESTMENT INCOME                          4,870,532           12,425,111

NET REALIZED GAIN ON SECURITIES SOLD                 -                 12,244
                                            ------------         ------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                           $  4,870,532         $ 12,437,355
                                            ============         ============

                 See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO


                       STATEMENTS OF CHANGES IN NET ASSETS



                                                    SIX MONTHS ENDED           YEAR ENDED
                                                      JUNE 30, 2001         DECEMBER 31, 2000
                                                    ----------------        -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

  Net investment income                              $     4,870,532         $    16,641,307
  Net realized gain (loss) on securities sold                    -                       -
                                                     ---------------         ---------------
  Net increase in net assets
    resulting from operations                              4,870,532              16,641,307
                                                     ---------------         ---------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

  From net investment income $.024
    and $.062 per PC                                      (4,870,532)            (16,641,307)
                                                     ---------------         ---------------

CAPITAL TRANSACTIONS:

  Proceeds from sale of 1,481,719,642
    and 4,072,948,004 PCs                              1,481,719,642           4,072,948,004

  Value of 2,745,700 and 6,867,927 PCs
    issued in reinvestment of dividends                    2,745,700               6,867,927

  Cost of 1,662,407,089 and 3,959,178,726
    PCs repurchased                                   (1,662,407,089)         (3,959,178,726)
                                                     ---------------         ---------------

  Increase (decrease) in net assets derived
    from capital transactions                           (177,941,747)            120,637,205
                                                     ---------------         ---------------

  Total increase (decrease) in net assets               (177,941,747)            120,637,205
                                                     ---------------         ---------------

NET ASSETS:

  Beginning of period                                    223,510,006             102,872,801
                                                     ---------------         ---------------

  End of period                                      $    45,568,259         $   223,510,006
                                                     ===============         ===============

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO


                       STATEMENTS OF CHANGES IN NET ASSETS



                                                    SIX MONTHS ENDED           YEAR ENDED
                                                      JUNE 30, 2001         DECEMBER 31, 2000
                                                    ----------------        -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

  Net investment income                              $    13,097,528         $    21,204,583
  Net realized gain (loss) on securities sold                 12,244                  (8,819)
                                                     ---------------         ---------------
  Net increase in net assets
    resulting from operations                             13,109,772              21,195,764
                                                     ---------------         ---------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

  From net investment income $.025
    and $.062 per PC                                     (13,097,528)            (21,204,583)

  Net capital gains                                              -                       -
                                                     ---------------         ---------------

  Total distributions                                    (13,097,528)            (21,204,583)
                                                     ---------------         ---------------

CAPITAL TRANSACTIONS:

  Proceeds from sale of 3,152,079,033
    and 3,790,423,025 PCs                              3,152,079,033           3,790,423,025

  Value of 8,247,047 and 12,752,111  PCs
    issued in reinvestment of dividends                    8,247,047              12,752,111

  Cost of 2,865,604,847 and 3,913,762,095
    PCs repurchased                                   (2,865,604,847)         (3,913,762,095)
                                                     ---------------         ---------------

  Increase (decrease) in net assets derived
    from capital transactions                            294,721,233            (110,586,959)
                                                     ---------------         ---------------

  Total increase (decrease) in net assets                294,733,477            (110,595,778)

NET ASSETS:

  Beginning of period                                    315,423,861             426,019,639
                                                     ---------------         ---------------

  End of period                                      $   610,157,338         $   315,423,861
                                                     ===============         ===============

                 See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO


                              FINANCIAL HIGHLIGHTS

     For a Participation Certificate (PC) Outstanding Throughout the Period

                                        SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                                           ENDED       ENDED        ENDED        ENDED        ENDED        ENDED
                                        06/30/2001    12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                                        ----------   ---------    ---------    ---------    ---------    ---------

Net Asset Value, Beginning of Period     $    1.00   $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                         ---------   ---------    ---------    ---------    ---------    ---------

Income From Investment Operations:
----------------------------------
Net Investment Income                        0.024       0.062        0.049        0.054        0.054        0.053
Net Realized Gain (Loss) on Investments          0           0            0            0            0            0
                                         ---------   ---------    ---------    ---------    ---------    ---------

Total From Investment Operations             0.024       0.062        0.049        0.054        0.054        0.053
                                         ---------   ---------    ---------    ---------    ---------    ---------

Less Distributions:
-------------------
Dividends to PC holders from
   Net Investment Income                    (0.024)     (0.062)      (0.049)      (0.054)      (0.054)      (0.053)
Distributions to PC holders from
   Net Capital Gains                             0           0            0            0            0            0
                                         ---------   ---------    ---------    ---------    ---------    ---------
Total Distributions                         (0.024)     (0.062)      (0.049)      (0.054)      (0.054)      (0.053)
                                         ---------   ---------    ---------    ---------    ---------    ---------

Net Asset Value, End of Period           $    1.00   $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                         ---------   ---------    ---------    ---------    ---------    ---------

Total Return                                  5.02%       6.37%        5.05%        5.48%        5.57%        5.42%

Ratios/Supplemental Data:
-------------------------
Net Assets, End of Period (000)          $  45,568   $ 223,510    $ 102,873    $ 124,686    $ 199,238    $ 156,382
Ratio of Expenses to Average
   Net Assets(1)                              0.10%       0.10%        0.10%        0.10%        0.10%        0.10%
Ratio of Net Investment Income
   to Average Net Assets                      4.91%       6.19%        4.98%        5.36%        5.44%        5.29%

----------------------------------

(1) Without the waiver of a portion of advisory and administration fees (see Note C), the ratio of expenses to average daily net assets would have been .30% for the six month period and .28%, .30%, .28%, .29%, and .29% for the fiscal periods ended December 31, 2000, 1999, 1998, 1997, and 1996, respectively.

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO


                              FINANCIAL HIGHLIGHTS

     For a Participation Certificate (PC) Outstanding Throughout the Period

                                         SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                            ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                         06/30/2001      12/31/00      12/31/99      12/31/98      12/31/97      12/31/96
                                         ----------     ---------     ---------     ---------     ---------     ---------

Net Asset Value, Beginning of Period      $    1.00     $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                          ---------     ---------     ---------     ---------     ---------     ---------

Income From Investment Operations:
----------------------------------
Net Investment Income                         0.025         0.062         0.049         0.053         0.054         0.052
Net Realized Gain (Loss) on Investments           0             0             0             0             0             0
                                          ---------     ---------     ---------     ---------     ---------     ---------

Total From Investment Operations              0.025         0.062         0.049         0.053         0.054         0.052
                                          ---------     ---------     ---------     ---------     ---------     ---------

Less Distributions:
-------------------
Dividends to PC holders from
   Net Investment Income                     (0.025)       (0.062)       (0.049)       (0.053)       (0.054)       (0.052)
Distributions to PC holders from
   Net Capital Gains                              0             0             0             0             0             0
                                          ---------     ---------     ---------     ---------     ---------     ---------

Total Distributions                          (0.025)       (0.062)       (0.049)       (0.053)       (0.054)       (0.052)
                                          ---------     ---------     ---------     ---------     ---------     ---------

Net Asset Value, End of Period            $    1.00     $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                          ---------     ---------     ---------     ---------     ---------     ---------

Total Return                                   5.12%         6.32%         5.02%         5.42%         5.51%         5.38%

Ratios/Supplemental Data:
-------------------------
Net Assets, End of Period (000)           $ 610,157     $ 315,424     $ 426,020     $ 488,124     $ 414,625     $ 524,872
Ratio of Expenses to Average
   Net Assets(1)                               0.25%         0.27%         0.27%         0.26%         0.25%         0.23%
Ratio of Net Investment Income
   to Average Net Assets                       5.00%         6.15%         4.90%         5.28%         5.38%         5.24%

-----------------------------------

(1) Without the waiver of a portion of advisory and administration fees (see Note C), the ratio of expenses to average daily net assets would have been .24% for the fiscal period ended December 31, 1996.


                 See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS


A. Plan Investment Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end regulated investment company. The Fund consists of three separate portfolios, the Government/REPO Portfolio, the Money Market Portfolio and the Short-Term Portfolio (the "Portfolio(s)"). The Short-Term Portfolio was discontinued by the Fund effective February 29, 2001. The Fund is authorized to issue five billion Participation Certificates ("PCs"), par value $.001 per PC. The Fund presently offers two classes of PCs as follows: the Government/REPO Portfolio - one billion PCs authorized and the Money Market Portfolio - two billion PCs authorized.

B.   Significant accounting policies relating to the Fund are as follows:

     Security Valuation - Government/REPO Portfolio and Money Market Portfolio:
     Securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security.

     Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

     Dividends to Participation Certificate Holders - Dividends of net investment income of the Portfolios are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. The Portfolios intend, subject to the use of offsetting capital loss carry-forwards, to distribute net realized short- and long-term capital gains, if any, once each year.

     Federal Income Taxes - No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to Participation Certificate Holders which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. At December 31, 2000, the Money Market Portfolio had capital loss carry-forwards amounting to $3,910 and $8,819 that expire in 2007 and 2008, respectively. These loss carry-forwards are available to offset possible future capital gains of the Money Market Portfolio.

     Repurchase Agreements - Each Portfolio may agree to purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed upon date and price ("repurchase agreements"). Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund's custodian or an authorized securities depository. All repurchase agreements were entered into on June 29, 2001.

     Estimated Maturities - The maturity of collateralized mortgage obligations and other asset backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors.

     Variable Rate Obligations - For variable rate obligations, the interest rate presented is as of June 30, 2001, and the maturity shown is the date of the next interest readjustment.

     Management Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

C. The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:

     Government/REPO Portfolio and Money Market Portfolio - BlackRock Institutional Management Corporation ("BIMC"), an indirect majority owned subsidiary of PNC Bank National Association, serves as the Portfolios' investment advisor and service agent. As compensation for its services the Portfolios pay BIMC a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets, at the following rate: .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.

     BCS Financial Services Corporation ("BCS") serves as the Fund's administrator with respect to the Fund's overall operations and relations with holders of PCs. As compensation for its services, each Portfolio pays BCS a fee, computed daily and paid monthly at an annual rate not to exceed .05% of the average daily net assets of each of the Fund's Portfolios.

     PFPC Trust Company ("PFPC Trust"), an affiliate of PNC Bank National Association, acts as custodian of the Fund's assets and PFPC Inc. ("PFPC"), an affiliate of PNC Bank, acts as the Fund's transfer agent and dividend disbursing agent. PFPC Trust, BIMC and PFPC receive fees from the Fund for serving in these capacities.

     BIMC and BCS have agreed contractually to reduce their advisory fees otherwise payable to them in 2001 to the extent necessary to reduce the ordinary operating expenses of the Portfolios individually so that they do not exceed 0.30 of one percent (0.30%) of each Portfolio's average net assets for the year. Under these contractual agreements, BIMC voluntarily waived $8,431 and $155,632 of advisory fees and BCS voluntarily waived $4,215 and $34,801 of administrator fees payable by the Money Market Portfolio and Government/REPO Portfolio, respectively, during this period.

D.   At June 30, 2001, net assets consisted of:

                                               Government/REPO    Money Market
                                                  Portfolio        Portfolio
                                               -------------------------------
          Capital paid in ...................   $  45,568,259    $ 610,157,823
          Accumulated realized loss on
             security transactions ..........                             (485)
          Net unrealized appreciation of
             investments ....................           -                -
                                                -------------    -------------
                                                $  45,568,259    $ 610,157,338
                                                =============    =============


E. On January 31, 2001, the Board of Trustees voted to discontinue offering the Short-Term Portfolio and to liquidate this portfolio effective February 28, 2001. Short-Term Portfolio PC holders of record at the close of business on February 28, 2001, received the proceeds of the liquidation.

               ANNUAL MEETING OF PARTICIPATION CERTIFICATE HOLDERS
                                   (Unaudited)

The 2001 Plan Investment Fund, Inc. Annual Meeting of Participation Certificate Holders was held on April 23, 2001. At this meeting the Participation Certificate Holders elected the slate of Trustee nominees recommended by the Board of Trustees, ratified the selection of Ernst & Young, LLP, as the independent certified public accountants for the fiscal year ending December 31, 2001, and approved new investment advisory agreements for the Government/REPO Portfolio and Money Market Portfolio that are identical to the existing investment advisory agreements that they are to replace, except that the new agreements will have an effective date of April 30, 2001. A total of 507,807,855.69 Participation Certificates, representing 81.9% of the Participation Certificates eligible to be voted at the meeting were voted as follows:

                                                   For              Against              Abstain
                                             --------------     ---------------      ---------------
 Election of Trustee Nominations             507,807,855.69            0                    0

 Ratification of independent
   certified public accountants              507,807,855.69            0                    0

 Approval of new Government/ REPO
   Portfolio investment advisory
   agreement                                  75,101,384.11            0                    0

 Approval of new Money Market
   Portfolio investment advisory
   agreement                                 432,706,471.58            0                    0

--------------------------------------------------------------------------------

                           PLAN INVESTMENT FUND, INC.

                                676 N. St. Clair
                             Chicago, Illinois 60611
                                 (312) 951-9841

                                    TRUSTEES
                                    --------

   EDWARD J. BARAN                       JAMES M. MEAD
   President and                         President and
     Chief Executive Officer               Chief Executive Officer
   Plan Investment Fund, Inc.            Capital Blue Cross
     BCS Financial Corporation

   HOWARD F. BEACHAM III                 MARK A. ORLOFF
   President and                         Vice President, Deputy General Counsel
     Chief Operating Officer               and Assistant Corporate Secretary
   Blue Cross and Blue Shield            Blue Cross and Blue Shield
     of Central New York                   Association

   RONALD F. KING                        JED H. PITCHER
   President and                         Chairman and
    Chief Executive Officer                Chief Executive Officer
   Blue Cross and Blue Shield            Regence Blue Cross and Blue Shield
     of Oklahoma                           of Utah

   ROBERT A. LEICHTLE                    JOSEPH REICHARD
   Executive Vice President,             Vice President, Treasury Services
     Chief Financial Officer               and Assistant Treasurer
   and Treasurer                         Highmark Blue Cross and Blue Shield
     Blue Cross and Blue Shield
   of South Carolina



                               INVESTMENT ADVISORS
                               -------------------

                            GOVERNMENT/REPO PORTFOLIO
                           AND MONEY MARKET PORTFOLIO
                           --------------------------
                 BlackRock Institutional Management Corporation
                              Wilmington, Delaware